Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Hartford Healthcare Fund Summary Section
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE.
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 87 of the Fund's statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 148 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Deferred Charges	rr_ExpensesDeferredChargesTextBlock	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of health care-related companies worldwide as selected by the sub-adviser, Wellington Management Company LLP (“Wellington Management”). The focus of the Fund’s investment process is stock selection through fundamental analysis. The Fund takes a broad approach to investing in the health care sector. It may invest in health-related companies, including companies in the pharmaceuticals, biotechnology, medical delivery, medical products, medical services, managed health care, health information services and emerging health-related subsectors. The Fund’s assets will be allocated across the major subsectors of the health care sector, with some representation typically maintained in each major subsector. The Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries: pharmaceuticals and biotechnology, medical products and health services. The Fund will invest in securities of issuers located in a number of different countries throughout the world, one of which may be the United States; however, the Fund has no limit on the amount of assets that may be invested in each country. The Fund may invest in securities of companies of any market capitalization.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Health Care-Related Securities Risk −The Fund’s focus on health care-related securities increases the Fund’s exposure to the risks associated with the health care-related sector, including changes in laws or regulations, lawsuits and regulatory proceedings, patent considerations, intense competition and rapid technological change and the potential for obsolescence.

Industry Concentration Risk −Because the Fund focuses its investments in a specific industry or group of industries, the Fund is subject to the risk that (1) its performance will be closely tied to the performance of those particular industries; (2) its performance will be adversely impacted when such industries experience a downturn; and (3) it will perform poorly during a slump in demand for securities of companies in such industries. As a result, the Fund may be subject to increased price volatility and may be more susceptible to adverse developments than a fund that invests more widely.

Investment Strategy Risk −The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund’s investment objective will be achieved.

Foreign Investments Risk −Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Emerging Markets Risk −The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.

Currency Risk −The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency.

Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.

Mid Cap and Small Cap Securities Risk −Investments in small capitalization and mid capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, including the risk of bankruptcy.

The Fund is subject to certain other risks, which are discussed in “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund's operating expenses had not been limited.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordfunds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year (excludes sales charges)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart:

•                  Shows how the Fund's total return has varied from year to year

•                  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                  Shows the returns of the Fund's Class A shares.  Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 15.85% (1st quarter, 2013) Lowest -17.06% (4th quarter, 2008)
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	including sales charges
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown

After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows returns for the Fund over time compared to those of a broad-based sector index and a broad-based market index. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class I shares commenced operations on August 31, 2006 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges), which had different operating expenses. Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006 and performance prior to that date is that of the Fund’s Class Y shares, which had different operating expenses. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2015 (including sales charges)
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | S&P North American Health Care Sector Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P North American Health Care Sector Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	20.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.31%
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.31%
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	0.18%
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.18%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.29%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 674
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	936
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,219
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,021
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	674
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	936
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,219
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,021
Annual Return 2006	rr_AnnualReturn2006	10.24%
Annual Return 2007	rr_AnnualReturn2007	5.60%
Annual Return 2008	rr_AnnualReturn2008	(25.51%)
Annual Return 2009	rr_AnnualReturn2009	21.48%
Annual Return 2010	rr_AnnualReturn2010	6.37%
Annual Return 2011	rr_AnnualReturn2011	7.71%
Annual Return 2012	rr_AnnualReturn2012	19.75%
Annual Return 2013	rr_AnnualReturn2013	49.43%
Annual Return 2014	rr_AnnualReturn2014	26.43%
Annual Return 2015	rr_AnnualReturn2015	12.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.06%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	21.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.26%
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	19.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.44%
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	17.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.23%
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total other expenses	rr_OtherExpensesOverAssets	0.30%
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.30%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.16%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 719
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	976
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,359
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,272
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	676
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,159
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,272
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	21.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.20%
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total other expenses	rr_OtherExpensesOverAssets	0.17%
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.17%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.03%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 306
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	637
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,093
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,358
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	637
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,358
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	21.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.10%
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.16%
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.16%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	104
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	325
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	563
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,248
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	22.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.23%
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Total other expenses	rr_OtherExpensesOverAssets	0.26%
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.20%
Other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.62%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 165
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	511
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,922
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	165
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	511
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	881
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,922
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	22.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.68%
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	0.20%
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.15%
Other expenses	rr_Component2OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.31%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 133
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	718
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,579
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	133
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	415
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	718
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,579
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R4 - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	22.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.02%
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.16%
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.10%
Other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	104
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	325
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	563
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,248
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R5 - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	22.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.33%
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.05%
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	93
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	290
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	504
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,120
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	22.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.41%

[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
[2]	"Total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.60% (Class A), 2.35% (Class B), 2.35% (Class C), 1.35% (Class I), 1.65% (Class R3), 1.35% (Class R4), 1.05% (Class R5) and 1.00% (Class Y). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2017, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.